Rating Agency Compliance - 2017-RT6

2017-RT6 ID	Purpose at Origination	Occupancy at Origination	State	Compliance Event	Compliance Exceptions	Credit Exceptions	Seasoning > 3 Years	Fitch Compliance Grade	Moodys Compliance Grade	Category
2017RT6103358	Refinance Cash-out - Other	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;	*** (OPEN) Missing Document: Security Instrument Rider(s) not provided- Missing 1-4 family rider to Mortgage - Rating - 3;	Yes	B	B
2017RT6103264	Refinance Rate/Term	Primary	MI	1			Yes	A	A
2017RT6103262	Purchase	Primary	MI	1			Yes	A	A
2017RT6103359	Refinance Cash-out - Other	Primary	CA	1			Yes	A	A
2017RT6103364	Purchase	Primary	FL	1			No	A	A
2017RT6103263	Refinance Rate/Term	Primary	MO	3	*** (OPEN) TIL Finance Charge Tolerance- Underdisclosed finance charges, refinance loan Seasoned > 3 years. Lender did not add the $125 Settlement fee, $50 Courier fee, or the $20.00 wire fee into the prepaid finance charge fees. The variance was $144.38. - Rating - 3;		Yes	B	B	TILA SOL Expired